Prepayment and other current assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Prepayment and other current assets
Supplier rebate receivables		¥ 71,547	¥ 43,757
Receivable from a third party		29,500
Interest receivable		27,997	13,971
Prepaid taxes related with overseas purchase		15,367	1,561
Prepaid vendors deposits		10,709	25,854
Prepaid advertising fees		9,361	7,795
Prepaid rental fees		7,895	2,784
Rebate receivable from third-party online payment platforms		10,664	12,334
Receivables related to employee share options exercise		469	4,377
Government grant receivables			8,850
Other receivables		14,358	6,647
Total prepaid expenses and other current assets	$ 28,499	¥ 197,867	¥ 127,930